Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Managed Income Fund

(the “Fund”)

Investor and Institutional Shares

Supplement dated November 14, 2016

to the Prospectus and Statement of Additional Information of the Fund, each dated October 1, 2016

Effective immediately, the following changes are made to the Fund’s Prospectus and Statement of Additional Information.

Footnote 4 to the Fund’s fee table relating to a management fee waiver in the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Managed Income Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 59, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK MANAGED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Managed Income Fund

(the “Fund”)

Investor and Institutional Shares

Supplement dated November 14, 2016

to the Prospectus and Statement of Additional Information of the Fund, each dated October 1, 2016

Effective immediately, the following changes are made to the Fund’s Prospectus and Statement of Additional Information.

Footnote 4 to the Fund’s fee table relating to a management fee waiver in the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Managed Income Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 59, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.